Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents comprise the following:

	AS AT DECEMBER 31,
	2021	2020
Cash at bank	51,047	8,225